U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.	Name and address of Issuer:
Sentinel Group Funds, Inc. One National Life Drive Montpelier, VT 05604
2.	Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Balanced Fund

3.	Investment Company Act File Number: 811-214 Securities Act File Number: 2-10685
4.	(a) Last day of fiscal year for which this Form is filed: 11/30/11

	(b)	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days
		after the end of the issuer’s fiscal year).
	(c)	[ ]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fees:

	(i)	Aggregate Sales price of securities sold during
		the fiscal year pursuant to Section 24(f):	$31,548,460

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$40,559,283

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
		ending no earlier than October 31, 1995,
		that were not previously used to reduce
		registration fees payable to the Commission:	$62,203,356

	(iv)	Total available redemption credits [add Items 5(ii)
		and 5(iii)]:	$102,762,639

	(v)	Net sales – if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future
	Years – if Item 5(i) is less than Item 5(iv)	$71,214,179

(vii)	Multiplier for determining registration fee
	(see instruction C.9):	0.0001146

(viii) Registration fee due [multiply Item 5(v)
	By Item 5(vii) (enter “0” if no fee is due)]:	$0

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
If there is a number of shares or other units that were registered pursuant to Rule 24e- 2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:
7.	Interest due – if this Form is being filed more than 90 days

	after the end of the issuer’s fiscal year (see instruction D):	$0

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:	$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
Method of Delivery:
[ ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

\s\ Thomas P. Malone By Thomas P. Malone Vice President and Treasurer Date: February 16, 2012

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.	Name and address of Issuer:
Sentinel Group Funds, Inc. One National Life Drive Montpelier, VT 05604
2.	Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Capital Growth Fund

3.	Investment Company Act File Number: 811-214 Securities Act File Number: 2-10685
4.	(a) Last day of fiscal year for which this Form is filed: 11/30/11

	(d)	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days
		after the end of the issuer’s fiscal year).
	(e)	[ ]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fees:

	(i)	Aggregate Sales price of securities sold during
		the fiscal year pursuant to Section 24(f):	$10,448,066

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$19,962,481

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
		ending no earlier than October 31, 1995,
		that were not previously used to reduce
		registration fees payable to the Commission:	$107,275,131

	(iv)	Total available redemption credits [add Items 5(ii)
		and 5(iii)]:	$127,237,612

	(v)	Net sales – if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future
	Years – if Item 5(i) is less than Item 5(iv)	$116,789,546

(vii)	Multiplier for determining registration fee
	(see instruction C.9):	0.0001146

(viii) Registration fee due [multiply Item 5(v)
	By Item 5(vii) (enter “0” if no fee is due)]:	$0

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
If there is a number of shares or other units that were registered pursuant to Rule 24e- 2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:
7.	Interest due – if this Form is being filed more than 90 days

	after the end of the issuer’s fiscal year (see instruction D):	$0

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:	$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
Method of Delivery:
[ ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

\s\ Thomas P. Malone By Thomas P. Malone Vice President and Treasurer Date: February 16, 2012

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.	Name and address of Issuer:
Sentinel Group Funds, Inc. One National Life Drive Montpelier, VT 05604
2.	Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Common Stock Fund

3.	Investment Company Act File Number: 811-214 Securities Act File Number: 2-10685
4.	(a) Last day of fiscal year for which this Form is filed: 11/30/11

	(f)	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days
		after the end of the issuer’s fiscal year).
	(g)	[ ]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fees:

	(i)	Aggregate Sales price of securities sold during
		the fiscal year pursuant to Section 24(f):	$374,869,055

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$210,572,644

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
		ending no earlier than October 31, 1995,
		that were not previously used to reduce
		registration fees payable to the Commission:	$44,903,611

	(iv)	Total available redemption credits [add Items 5(ii)
		and 5(iii)]:	$255,476,255

	(v)	Net sales – if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$119,392,800

(vi)	Redemption credits available for use in future
	Years – if Item 5(i) is less than Item 5(iv)	$0

(vii)	Multiplier for determining registration fee
	(see instruction C.9):	0.0001146

(viii) Registration fee due [multiply Item 5(v)
	By Item 5(vii) (enter “0” if no fee is due)]:	$13,682.41

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
If there is a number of shares or other units that were registered pursuant to Rule 24e- 2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:

7.	Interest due – if this Form is being filed more than 90 days
	after the end of the issuer’s fiscal year (see instruction D):	$0

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:	$13,682.41

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
Method of Delivery:
[X] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

\s\ Thomas P. Malone By Thomas P. Malone Vice President and Treasurer

Date: February 16, 2012

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.	Name and address of Issuer:
Sentinel Group Funds, Inc. One National Life Drive Montpelier, VT 05604
2.	Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Conservative Allocation Fund

3.	Investment Company Act File Number: 811-214 Securities Act File Number: 2-10685
4.	(a) Last day of fiscal year for which this Form is filed: 11/30/11

	(h)	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days
		after the end of the issuer’s fiscal year).
	(i)	[ ]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fees:

	(i)	Aggregate Sales price of securities sold during
		the fiscal year pursuant to Section 24(f):	$92,164,402

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$33,606,519

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
		ending no earlier than October 31, 1995,
		that were not previously used to reduce
		registration fees payable to the Commission:	$0

	(iv)	Total available redemption credits [add Items 5(ii)
		and 5(iii)]:	$33,606,519

	(v)	Net sales – if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$58,557,883

	(vi)	Redemption credits available for use in future
		Years – if Item 5(i) is less than Item 5(iv)	$0

(vii) Multiplier for determining registration fee
(see instruction C.9):	0.0001146

(viii) Registration fee due [multiply Item 5(v)
By Item 5(vii) (enter “0” if no fee is due)]:	$6,710.73

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
If there is a number of shares or other units that were registered pursuant to Rule 24e- 2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:
7.	Interest due – if this Form is being filed more than 90 days

	after the end of the issuer’s fiscal year (see instruction D):	$0

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:	$6,710.73

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
	Method	of Delivery:
	[X]	Wire Transfer
	[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

\s\ Thomas P. Malone By Thomas P. Malone Vice President and Treasurer

Date: February 16, 2012

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.	Name and address of Issuer:
Sentinel Group Funds, Inc. One National Life Drive Montpelier, VT 05604
2.	Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Georgia Municipal Bond Fund

3.	Investment Company Act File Number: 811-214 Securities Act File Number: 2-10685
4.	(a) Last day of fiscal year for which this Form is filed: 11/30/11

	(j)	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days
		after the end of the issuer’s fiscal year).
	(k)	[ ]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fees:

	(i)	Aggregate Sales price of securities sold during
		the fiscal year pursuant to Section 24(f):	$2,482,764

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$6,431,662

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
		ending no earlier than October 31, 1995,
		that were not previously used to reduce
		registration fees payable to the Commission:	$18,564,762

	(iv)	Total available redemption credits [add Items 5(ii)
		and 5(iii)]:	$24,996,424

	(v)	Net sales – if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future

Years – if Item 5(i) is less than Item 5(iv)	$22,513,660

(vii) Multiplier for determining registration fee
(see instruction C.9):	0.0001146

(viii) Registration fee due [multiply Item 5(v)
By Item 5(vii) (enter “0” if no fee is due)]:	$0

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
If there is a number of shares or other units that were registered pursuant to Rule 24e- 2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:
7.	Interest due – if this Form is being filed more than 90 days

	after the end of the issuer’s fiscal year (see instruction D):	$0

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:	$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
Method of Delivery:
[ ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

\s\ Thomas P. Malone By Thomas P. Malone Vice President and Treasurer

Date: February 16, 2012

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.	Name and address of Issuer:
Sentinel Group Funds, Inc. One National Life Drive Montpelier, VT 05604
2.	Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Government Securities Fund

3.	Investment Company Act File Number: 811-214 Securities Act File Number: 2-10685
4.	(a) Last day of fiscal year for which this Form is filed: 11/30/11

	(l)	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days
		after the end of the issuer’s fiscal year).
	(m)	[ ]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fees:

	(i)	Aggregate Sales price of securities sold during
		the fiscal year pursuant to Section 24(f):	$445,842,638

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$377,389,975

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
		ending no earlier than October 31, 1995,
		that were not previously used to reduce
		registration fees payable to the Commission:	$0

	(iv)	Total available redemption credits [add Items 5(ii)
		and 5(iii)]:	$377,389,975

	(v)	Net sales – if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$68,452,663

	(vi)	Redemption credits available for use in future
		Years – if Item 5(i) is less than Item 5(iv)	$0

(vii) Multiplier for determining registration fee
(see instruction C.9):	0.0001146

(viii) Registration fee due [multiply Item 5(v)
By Item 5(vii) (enter “0” if no fee is due)]:	$7,844,68

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
If there is a number of shares or other units that were registered pursuant to Rule 24e- 2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:
7.	Interest due – if this Form is being filed more than 90 days

	after the end of the issuer’s fiscal year (see instruction D):	$0

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:	$7,844.68

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository
	Method	of Delivery:
	[X]	Wire Transfer
	[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

\s\ Thomas P. Malone By Thomas P. Malone Vice President and Treasurer

Date: February 16, 2012

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.	Name and address of Issuer:
Sentinel Group Funds, Inc. One National Life Drive Montpelier, VT 05604
2.	Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Growth Leaders Fund

3.	Investment Company Act File Number: 811-214 Securities Act File Number: 2-10685
4.	(a) Last day of fiscal year for which this Form is filed: 11/30/11

	(n)	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days
		after the end of the issuer’s fiscal year).
	(o)	[ ]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fees:

	(i)	Aggregate Sales price of securities sold during
		the fiscal year pursuant to Section 24(f):	$6,890,386

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$14,230,466

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
		ending no earlier than October 31, 1995,
		that were not previously used to reduce
		registration fees payable to the Commission:	$1,420,338

	(iv)	Total available redemption credits [add Items 5(ii)
		and 5(iii)]:	$15,650,804

	(v)	Net sales – if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future
	Years – if Item 5(i) is less than Item 5(iv)	$8,760,418

(vii)	Multiplier for determining registration fee
	(see instruction C.9):	0.0001146

(viii) Registration fee due [multiply Item 5(v)
	By Item 5(vii) (enter “0” if no fee is due)]:	$0

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
If there is a number of shares or other units that were registered pursuant to Rule 24e- 2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:
7.	Interest due – if this Form is being filed more than 90 days

	after the end of the issuer’s fiscal year (see instruction D):	$0

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:	$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
Method of Delivery:
[ ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

\s\ Thomas P. Malone By Thomas P. Malone Vice President and Treasurer Date: February 16, 2012

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.	Name and address of Issuer:
Sentinel Group Funds, Inc. One National Life Drive Montpelier, VT 05604
2.	Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

International Equity Fund

3.	Investment Company Act File Number: 811-214 Securities Act File Number: 2-10685
4.	(a) Last day of fiscal year for which this Form is filed: 11/30/11

	(p)	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days
		after the end of the issuer’s fiscal year).
	(q)	[ ]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fees:

	(i)	Aggregate Sales price of securities sold during
		the fiscal year pursuant to Section 24(f):	$35,097,115

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$45,171,784

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
		ending no earlier than October 31, 1995,
		that were not previously used to reduce
		registration fees payable to the Commission:	$14,561,988

	(iv)	Total available redemption credits [add Items 5(ii)
		and 5(iii)]:	$59,733,772

	(v)	Net sales – if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future
	Years – if Item 5(i) is less than Item 5(iv)	$24,636,657

(vii)	Multiplier for determining registration fee
	(see instruction C.9):	0.0001146

(viii) Registration fee due [multiply Item 5(v)
	By Item 5(vii) (enter “0” if no fee is due)]:	$0

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
If there is a number of shares or other units that were registered pursuant to Rule 24e- 2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:
7.	Interest due – if this Form is being filed more than 90 days

	after the end of the issuer’s fiscal year (see instruction D):	$0

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:	$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
Method of Delivery:
[ ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

\s\ Thomas P. Malone By Thomas P. Malone Vice President and Treasurer

Date: February 16, 2012

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.	Name and address of Issuer:
Sentinel Group Funds, Inc. One National Life Drive Montpelier, VT 05604
2.	Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Mid Cap Growth Fund

3.	Investment Company Act File Number: 811-214 Securities Act File Number: 2-10685
4.	(a) Last day of fiscal year for which this Form is filed: 11/30/11

	(r)	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days
		after the end of the issuer’s fiscal year).
	(s)	[ ]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fees:

	(i)	Aggregate Sales price of securities sold during
		the fiscal year pursuant to Section 24(f):	$18,327,092

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$26,193,782

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
		ending no earlier than October 31, 1995,
		that were not previously used to reduce
		registration fees payable to the Commission:	$111,274,083

	(iv)	Total available redemption credits [add Items 5(ii)
		and 5(iii)]:	$137,467,865

	(v)	Net sales – if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future
	Years – if Item 5(i) is less than Item 5(iv)	$119,140,773

(vii)	Multiplier for determining registration fee
	(see instruction C.9):	0.0001146

(viii) Registration fee due [multiply Item 5(v)
	By Item 5(vii) (enter “0” if no fee is due)]:	$0

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
If there is a number of shares or other units that were registered pursuant to Rule 24e- 2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:
7.	Interest due – if this Form is being filed more than 90 days

	after the end of the issuer’s fiscal year (see instruction D):	$0

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:	$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
Method of Delivery:
[ ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

\s\ Thomas P. Malone By Thomas P. Malone Vice President and Treasurer

Date: February 16, 2012

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.	Name and address of Issuer:
Sentinel Group Funds, Inc. One National Life Drive Montpelier, VT 05604
2.	Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Mid Cap Value Fund

3.	Investment Company Act File Number: 811-214 Securities Act File Number: 2-10685
4.	(a) Last day of fiscal year for which this Form is filed: 11/30/11

	(t)	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days
		after the end of the issuer’s fiscal year).
	(u)	[ ]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fees:

	(i)	Aggregate Sales price of securities sold during
		the fiscal year pursuant to Section 24(f):	$40,811,926

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$98,672,810

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
		ending no earlier than October 31, 1995,
		that were not previously used to reduce
		registration fees payable to the Commission:	$61,553,299

	(iv)	Total available redemption credits [add Items 5(ii)
		and 5(iii)]:	$160,226,109

	(v)	Net sales – if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future
	Years – if Item 5(i) is less than Item 5(iv)	$119,414,183

(vii)	Multiplier for determining registration fee
	(see instruction C.9):	0.0001146

(viii) Registration fee due [multiply Item 5(v)
	By Item 5(vii) (enter “0” if no fee is due)]:	$0

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
If there is a number of shares or other units that were registered pursuant to Rule 24e- 2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:
7.	Interest due – if this Form is being filed more than 90 days

	after the end of the issuer’s fiscal year (see instruction D):	$0

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:	$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
Method of Delivery:
[ ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

\s\ Thomas P. Malone By Thomas P. Malone Vice President and Treasurer

Date: February 16, 2012

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.	Name and address of Issuer:
Sentinel Group Funds, Inc. One National Life Drive Montpelier, VT 05604
2.	Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Short Maturity Government Fund

3.	Investment Company Act File Number: 811-214 Securities Act File Number: 2-10685
4.	(a) Last day of fiscal year for which this Form is filed: 11/30/11

	(v)	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days
		after the end of the issuer’s fiscal year).
	(w)	[ ]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fees:

	(i)	Aggregate Sales price of securities sold during
		the fiscal year pursuant to Section 24(f):	$1,546,693,441

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$2,116,285,653

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
		ending no earlier than October 31, 1995,
		that were not previously used to reduce
		registration fees payable to the Commission:	$0

	(iv)	Total available redemption credits [add Items 5(ii)
		and 5(iii)]:	$2,116,285,653

	(v)	Net sales – if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future
	Years – if Item 5(i) is less than Item 5(iv)	$569,592,212

(vii)	Multiplier for determining registration fee
	(see instruction C.9):	0.0001146

(viii) Registration fee due [multiply Item 5(v)
	By Item 5(vii) (enter “0” if no fee is due)]:	$0

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
If there is a number of shares or other units that were registered pursuant to Rule 24e- 2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:
7.	Interest due – if this Form is being filed more than 90 days

	after the end of the issuer’s fiscal year (see instruction D):	$0

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:	$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
Method of Delivery:
[ ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

\s\ Thomas P. Malone By Thomas P. Malone Vice President and Treasurer

Date: February 16, 2012

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.	Name and address of Issuer:
Sentinel Group Funds, Inc. One National Life Drive Montpelier, VT 05604
2.	Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Small Company Fund

3.	Investment Company Act File Number: 811-214 Securities Act File Number: 2-10685
4.	(a) Last day of fiscal year for which this Form is filed: 11/30/11

	(x)	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days
		after the end of the issuer’s fiscal year).
	(y)	[ ]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fees:

	(i)	Aggregate Sales price of securities sold during
		the fiscal year pursuant to Section 24(f):	$647,666,920

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$663,827,915

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
		ending no earlier than October 31, 1995,
		that were not previously used to reduce
		registration fees payable to the Commission:	$28,482,120

	(iv)	Total available redemption credits [add Items 5(ii)
		and 5(iii)]:	$692,310,035

	(v)	Net sales – if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future
	Years – if Item 5(i) is less than Item 5(iv)	$44,643,115

(vii)	Multiplier for determining registration fee
	(see instruction C.9):	0.0001146

(viii) Registration fee due [multiply Item 5(v)
	By Item 5(vii) (enter “0” if no fee is due)]:	$0

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
If there is a number of shares or other units that were registered pursuant to Rule 24e- 2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:
7.	Interest due – if this Form is being filed more than 90 days

	after the end of the issuer’s fiscal year (see instruction D):	$0

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:	$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
Method of Delivery:
[ ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

\s\ Thomas P. Malone By Thomas P. Malone Vice President and Treasurer

Date: February 16, 2012

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.	Name and address of Issuer:
Sentinel Group Funds, Inc. One National Life Drive Montpelier, VT 05604
2.	Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Sustainable Core Opportunities Fund

3.	Investment Company Act File Number: 811-214 Securities Act File Number: 2-10685
4.	(a) Last day of fiscal year for which this Form is filed: 11/30/11

	(z) [ ]	Check box if this Form is being filed late (i.e., more than 90 calendar
		days after the end of the issuer’s fiscal year).
	(aa)	[ ] Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fees:

	(i)	Aggregate Sales price of securities sold during
		the fiscal year pursuant to Section 24(f):	$7,310,376

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$26,766,918

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
		ending no earlier than October 31, 1995,
		that were not previously used to reduce
		registration fees payable to the Commission:	$80,632,047

	(iv)	Total available redemption credits [add Items 5(ii)
		and 5(iii)]:	$107,398,965

	(v)	Net sales – if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future
	Years – if Item 5(i) is less than Item 5(iv)	$100,088,589

(vii)	Multiplier for determining registration fee
	(see instruction C.9):	0.0001146

(viii) Registration fee due [multiply Item 5(v)
	By Item 5(vii) (enter “0” if no fee is due)]:	$0

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
If there is a number of shares or other units that were registered pursuant to Rule 24e- 2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:
7.	Interest due – if this Form is being filed more than 90 days

	after the end of the issuer’s fiscal year (see instruction D):	$0

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:	$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
Method of Delivery:
[ ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

\s\ Thomas P. Malone By Thomas P. Malone Vice President and Treasurer

Date: February 16, 2012

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.	Name and address of Issuer:
Sentinel Group Funds, Inc. One National Life Drive Montpelier, VT 05604
2.	Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Sustainable Growth Opportunities Fund

3.	Investment Company Act File Number: 811-214 Securities Act File Number: 2-10685
4.	(a) Last day of fiscal year for which this Form is filed: 11/30/11

	(bb)	[ ]	Check box if this Form is being filed late (i.e., more than 90
		calendar days after the end of the issuer’s fiscal year).
	(cc)	[ ]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fees:

	(i)	Aggregate Sales price of securities sold during
		the fiscal year pursuant to Section 24(f):	$5,632,780

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$18,221,264

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
		ending no earlier than October 31, 1995,
		that were not previously used to reduce
		registration fees payable to the Commission:	$23,280,109

	(iv)	Total available redemption credits [add Items 5(ii)
		and 5(iii)]:	$41,501,373

	(v)	Net sales – if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future

Years – if Item 5(i) is less than Item 5(iv)	$35,868,593

(vii) Multiplier for determining registration fee
(see instruction C.9):	0.0001146

(viii) Registration fee due [multiply Item 5(v)
By Item 5(vii) (enter “0” if no fee is due)]:	$0

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
If there is a number of shares or other units that were registered pursuant to Rule 24e- 2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:
7.	Interest due – if this Form is being filed more than 90 days

	after the end of the issuer’s fiscal year (see instruction D):	$0

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:	$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
Method of Delivery:
[ ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

\s\ Thomas P. Malone By Thomas P. Malone Vice President and Treasurer

Date: February 16, 2012

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2

1.	Name and address of Issuer:
Sentinel Group Funds, Inc. One National Life Drive Montpelier, VT 05604
3.	Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Total Return Bond Fund

3.	Investment Company Act File Number: 811-214 Securities Act File Number: 2-10685
4.	(a) Last day of fiscal year for which this Form is filed: 11/30/11

	(dd)	[ ]	Check box if this Form is being filed late (i.e., more than 90
		calendar days after the end of the issuer’s fiscal year).
	(ee)	[ ]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fees:

	(i)	Aggregate Sales price of securities sold during
		the fiscal year pursuant to Section 24(f):	$31,662,530

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$7,032,380

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
		ending no earlier than October 31, 1995,
		that were not previously used to reduce
		registration fees payable to the Commission:	$0

	(iv)	Total available redemption credits [add Items 5(ii)
		and 5(iii)]:	$7,032,380

	(v)	Net sales – if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$24,630,150

(vi)	Redemption credits available for use in future
	Years – if Item 5(i) is less than Item 5(iv)	$0

(vii)	Multiplier for determining registration fee
	(see instruction C.9):	0.0001146

(viii) Registration fee due [multiply Item 5(v)
	By Item 5(vii) (enter “0” if no fee is due)]:	$2,822.62

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
If there is a number of shares or other units that were registered pursuant to Rule 24e- 2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for us by the issuer in future fiscal years, then state that number here:
7.	Interest due – if this Form is being filed more than 90 days

	after the end of the issuer’s fiscal year (see instruction D):	$0

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:	$2,822.62

10.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository
	Method	of Delivery:
	[x]	Wire Transfer
	[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

\s\ Thomas P. Malone By Thomas P. Malone Vice President and Treasurer

Date: February 16, 2012